Travelers Life & Annuity PrimElite II Annuity Prospectus

The Travelers Separate Account PF For Variable Annuities
The Travelers Separate Account PF II For Variable Annuities

This prospectus describes Travelers Life & Annuity PrimElite II Annuity, an individual flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”).

You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AIM Variable Insurance Funds, Inc.	Smith Barney Investment Series (continued)
AIM V.I. Capital Appreciation Fund — Series II	Smith Barney Large Cap Core Portfolio
AIM V.I. Premier Equity Fund — Series II	Smith Barney Premier Selections All Cap Growth Portfolio
AllianceBernstein Variable Product Series Fund, Inc.	The Travelers Series Trust
AllianceBernstein Premier Growth Portfolio — Class B(1)	Convertible Securities Portfolio
AllianceBernstein Technology Portfolio — Class B(2)	MFS Mid Cap Growth Portfolio
American Funds Insurance Series	Social Awareness Stock Portfolio
Global Growth Fund — Class 2 Shares	The Universal Institutional Funds, Inc.
Growth Fund — Class 2 Shares	Equity and Income Portfolio, Class II
Growth-Income Fund — Class 2 Shares	Travelers Series Fund Inc.
Franklin Templeton Variable Insurance Products Trust	MFS Total Return Portfolio
Mutual Shares Securities Fund — Class 2 Shares	Smith Barney Aggressive Growth Portfolio
Templeton Growth Securities Fund — Class 2 Shares	Smith Barney High Income Portfolio
Greenwich Street Series Fund	Smith Barney International All Cap Growth Portfolio
Appreciation Portfolio	Smith Barney Large Cap Value Portfolio
Fundamental Value Portfolio	Smith Barney Large Capitalization Growth Portfolio
Oppenheimer Variable Account Funds	Smith Barney Mid Cap Core Portfolio
Oppenheimer Capital Appreciation Fund/VA — Service Shares	Smith Barney Money Market Portfolio
Oppenheimer Main Street Fund/VA — Service Shares(3)	Travelers Managed Income Portfolio
Pioneer Variable Contracts Trust	Van Kampen Life Investment Trust
Pioneer Fund VCT Portfolio — Class II Shares	Comstock Portfolio Class II Shares
Pioneer Mid Cap Value VCT Portfolio — Class II Shares	Emerging Growth Portfolio Class II Shares
Putnam Variable Trust	Growth and Income Portfolio Class II Shares
Putnam VT International Equity Fund — Class IB Shares(4)	Variable Annuity Portfolios
Putnam VT Small Cap Value Fund — Class IB Shares	Smith Barney Small Cap Growth Opportunities Portfolio
Smith Barney Allocation Series Inc.	Variable Insurance Products Fund (Fidelity)
Select Balanced Portfolio	Equity-Income Portfolio — Service Class 2
Select Growth Portfolio	Growth Portfolio — Service Class 2
Select High Growth Portfolio	Variable Insurance Products Fund III (Fidelity)
Smith Barney Investment Series	Mid Cap Portfolio — Service Class 2
SB Government Portfolio — Class A(5)
Smith Barney Growth and Income Portfolio

______________

(1)	Formerly Premier Growth Portfolio — Class B	(4)	Formerly Putnam VT International Growth Fund
(2)	Formerly Technology Portfolio — Class B		— Class IB Shares
(3)	Formerly Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	(5)	Formerly Smith Barney Government Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Service Center, One Cityplace, Hartford, Connecticut 06103-3415, call (888) 556-5412 or access the SEC’s website (http://www.sec.gov). See Appendix C for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2003

Supplemented December 3, 2003

TABLE OF CONTENTS

Glossary	3	Payment Options	31
Summary	5	Election of Options	31
Fee Table	8	Annuity Options	31
Condensed Financial Information.	13	Variable Liquidity Benefit	31
The Annuity Contract	13	Miscellaneous Contract Provisions	32
Contract Owner Inquiries	14	Right to Return	32
Purchase Payments	14	Termination	32
Accumulation Units	14	Required Reports	32
The Variable Funding Options	14	Suspension of Payments	32
The Fixed Account	18	The Separate Accounts	32
Charges and Deductions	18	Performance Information	33
General	18	Federal Tax Considerations	34
Withdrawal Charge	19	General Taxation of Annuities	34
Free Withdrawal Allowance	20	Types of Contracts: Qualified or Nonqualified	34
Administrative Charges	20	Qualified Annuity Contracts	34
Mortality and Expense Risk Charge	20	Taxation of Qualified Annuity Contracts	34
Variable Liquidity Benefit Charge	21	Mandatory Distributions for Qualified Plans	35
E.S.P. Charge	21	Nonqualified Annuity Contracts	35
Transfer Charge	21	Diversification Requirements for Variable
Variable Funding Option Expenses	21	Annuities	36
Premium Tax	21	Ownership of the Investments	36
Changes in Taxes Based upon Premium or		Taxation of Death Benefit Proceeds	36
Value	21	Other Tax Considerations	36
Transfers	21	Treatment of Charges for Optional Death
Dollar Cost Averaging	22	Benefits	36
Access to Your Money	23	Penalty Tax for Premature Distribution	36
Systematic Withdrawals	23	Puerto Rico Tax Considerations	36
Loans	24	Non-Resident Aliens	37
Ownership Provisions	24	Other Information	37
Types of Ownership	24	The Insurance Companies	37
Contract Owner	24	Financial Statements	37
Beneficiary	24	Distribution of Variable Annuity Contracts	37
Annuitant	24	Conformity with State and Federal Laws	38
Death Benefit	25	Voting Rights	38
Death Proceeds before the Maturity Date	25	Legal Proceedings and Opinions	39
Payment of Proceeds	26	Appendix A: Condensed Financial Information
Spousal Contract Continuance	28	Separate Account PF for Variable Annuities	A-1
Beneficiary Contract Continuance	28	Appendix B: Condensed Financial Information
Planned Death Benefit	29	Separate Account PF II for Variable Annuities	B-1
Death Proceeds after the Maturity Date	29	Appendix C: The Fixed Account	C-1
The Annuity Period	29	Appendix D: Waiver of Withdrawal Charge for
Maturity Date	29	Nursing Home Confinement	D-1
Allocation of Annuity	30	Appendix E: Contents of the Statement of
Variable Annuity	30	Additional Information	E-1
Fixed Annuity	30

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
Travelers Life & Annuity PrimElite II Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account PF for Variable Annuities (“Separate Account PF”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account PF II for Variable Annuities (“Separate Account PF II”). When we refer to the Separate Account, we are referring to either Separate Account PF or Separate Account PF II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract or some features may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (“Annuity Payments”) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax-deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this

Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.50%. We also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 8%, decreasing to 0% in years nine and later.

If you select the Enhanced Stepped-Up Provision, (“E.S.P.”), an additional 0.25% annually will be deducted from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the Rider Effective Date.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a qualified contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a NonQualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death, (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit Values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected..
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See Charges and Deductions in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

Transaction Expenses

Withdrawal Charge	8%(1)

  (as a percentage of the Purchase Payments withdrawn)

Transfer Charge	$10(2)
(assessed on transfers that exceed 12 per year)

Contract Administrative Charges

Annual Contract Administrative Charge	$30(3)

Annual Separate Account Charges:

(as a percentage of the average daily net assets of the Separate Account)

Without E.S.P.		With E.S.P.
Mortality & Expense Risk Charge	1.50%	Mortality & Expense Risk Charge	1.50%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
Total Separate Account Charges	1.65%	E.S.P. Charge	0.25%
		Total Separate Account Charges	1.90%

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses (Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.)	0.53%	1.65%
(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 8 years. The charge is as follows:

Years Since Purchase Payment Made
Greater than or equal to	But less than	Withdrawal Charge
0 years	2 years	8%
2 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8+ years		0%

(2)	We do not currently assess the transfer charge.

(3)	We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund — Series II*	0.61%	0.25%	0.24%	1.10%
AIM V.I. Premier Equity Fund — Series II*	0.61%	0.25%	0.24%	1.10%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
AllianceBernstein Technology Portfolio — Class B*	1.00%	0.25%	0.21%	1.46%
American Funds Insurance Series
Global Growth Fund — Class 2 Shares*	0.67%	0.25%	0.04%	0.96%
Growth Fund — Class 2 Shares*	0.38%	0.25%	0.02%	0.65%
Growth-Income Fund — Class 2 Shares*	0.34%	0.25%	0.01%	0.60%
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%(1)
Templeton Growth Securities Fund — Class 2 Shares*	0.81%	0.25%	0.06%	1.12%(2)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(4)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(4)
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares*	0.65%	0.15%	0.01%	0.81%(14)
Oppenheimer Main Street Fund/VA — Service Shares*	0.68%	0.15%	0.01%	0.84%
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares*	0.65%	0.25%	0.16%	1.06%
Pioneer Mid Cap Value VCT Portfolio — Class II Shares*	0.65%	0.25%	0.17%	1.07%
Putnam Variable Trust
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	0.35%	—	0.70%	1.05%(3)
Select Growth Portfolio	0.35%	—	0.79%	1.14%(3)
Select High Growth Portfolio	0.35%	—	0.84%	1.19%(3)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Smith Barney Investment Series
SB Government Portfolio — Class A	0.60%	—	0.40%	1.00%
Smith Barney Growth and Income Portfolio	0.75%	—	0.34%	1.09%
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.36%	1.11%
The Travelers Series Trust
Convertible Securities Portfolio	0.66%	—	0.15%	0.81%(4)
Merrill Lynch Large Cap Core Portfolio †	0.86%	—	0.08%	0.94%(5)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(5)
Social Awareness Stock Portfolio	0.68%	—	0.10%	0.78%(6)
The Universal Institutional Funds, Inc.
Equity and Income Portfolio — Class II*	0.60%	0.35%	0.70%	1.65%(7)
Travelers Series Fund Inc.
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(9)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(8)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(9)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(10)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.03%	0.68%(9)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.15%	0.90%
Smith Barney Money Market Portfolio	0.50%	—	0.03%	0.53%
Travelers Managed Income Portfolio	0.65%	—	0.04%	0.69%(9)
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.09%	0.94%
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.08%	1.03%
Growth and Income Portfolio Class II Shares*	0.60%	0.25%	0.11%	0.96%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund
Equity-Income Portfolio — Service Class 2*	0.48%	0.25%	0.10%	0.83%(11)
Growth Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%(12)
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(13)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

#	Expense reimbursements and waivers that are voluntary may be waived at any time.

†	Closed to new investors.

Notes

(1)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(2)	The Fund administration fee is paid indirectly through the management fee. The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

(3)	Each Portfolio of the Smith Barney Allocation Series Inc. (a “fund of funds”) invests in the shares of other mutual funds (“underlying funds”). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/02 (the fiscal year end of the Portfolios).

(4)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

(5)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

(6)	Management fee has breakpoints. The management rates decrease, as the Fund’s net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%. The management fee also includes an administrative service fee.

(7)	The Portfolio was not operational in 2002. Based on estimates assuming the average daily net assets of the Portfolio were not more than $50,000,000. The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The advisory fee is reduced to reflect the voluntary waiver of a portion or all of the advisory fee and the reimbursement by the Portfolio’s adviser to the extent total annual operating expenses exceed the “Operating Expense Limitation” in the below table. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12B-1 fee for the UIF Equity and Income Portfolio Class II shares. The distributor may terminate these voluntary waiver at any time at its sole discretion. After such reductions, the “Management Fee”, “12B-1 Fee”, “Other Operating Expenses” and “Total Operating Expen ses”, would be as follows: 0.25%, 0.05%, 0.70%, and 1.00%, respectively.

(8)	Fund has a voluntary expense cap of 1.00%.

(9)	Fund has a voluntary expense cap of 1.25%.

(10)	Fund has a voluntary expense cap of 1.50%.

(11)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Equity Income Portfolio — Service Class were 0.82%.

(12)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Growth Portfolio — Service Class 2 were 0.87%.

(13)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

(14)	The current 12b-1 fee is 0.25%. Prior to May 1, 2003, the 12b-1 fee was 0.15% per annum and actual 12b-1 fees paid during the year ended December 31, 2002 were 0.15%. Had the current 12b-1 fee been in effect for the year ended 2002 the Total Annual Operating Expenses would have been 0.91%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above with the E.S.P. option selected. If you do not select E.S.P., your expenses will be lower. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund — Series II	1105	1632	2185	3334	305	932	1585	3334
AIM V.I. Premier Equity Fund — Series II	1105	1632	2185	3334	305	932	1585	3334
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	1126	1694	2286	3528	326	994	1686	3528
AllianceBernstein Technology Portfolio — Class B	1140	1738	2358	3664	340	1038	1758	3664
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	1091	1591	2117	3202	291	891	1517	3202
Growth Fund — Class 2 Shares	1060	1499	1964	2902	260	799	1364	2902
Growth-Income Fund — Class 2 Shares	1055	1484	1939	2853	255	784	1339	2853
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	1101	1620	2166	3296	301	920	1566	3296
Templeton Growth Securities Fund — Class 2 Shares	1107	1638	2195	3352	307	938	1595	3352
Greenwich Street Series Fund
Appreciation Portfolio	1072	1534	2023	3019	272	834	1423	3019
Fundamental Value Portfolio	1073	1537	2028	3029	273	837	1428	3029
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	1076	1546	2042	3056	276	846	1442	3056
Oppenheimer Main Street Fund/VA — Service Shares	1079	1555	2058	3087	279	855	1459	3087
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares	1101	1620	2166	3296	301	920	1566	3296
Pioneer Mid Cap Value VCT Portfolio — Class II Shares	1102	1623	2170	3306	302	923	1570	3306
Putnam Variable Trust
Putnam VT International Equity Fund — Class IB Shares	1119	1674	2253	3464	319	974	1653	3464
Putnam VT Small Cap Value Fund — Class IB Shares	1112	1653	2219	3399	312	953	1619	3399
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	1100	1618	2161	3287	300	918	1561	3287
Select Growth Portfolio	1109	1644	2204	3371	309	944	1604	3371
Select High Growth Portfolio	1114	1659	2229	3418	314	959	1629	3402
Smith Barney Investment Series
SB Government Portfolio — Class A	1095	1603	2136	3240	295	903	1536	3240
Smith Barney Growth and Income Portfolio	1104	1629	2180	3324	304	929	1580	3324
Smith Barney Large Cap Core Portfolio	1088	1582	2102	3173	288	882	1502	3173
Smith Barney Premier Selections All Cap Growth Portfolio	1106	1635	2190	3343	306	935	1590	3343
The Travelers Series Trust
Convertible Securities Portfolio	1076	1546	2043	3058	276	846	1443	3058
Merrill Lynch Large Cap Core Portfolio†	1089	1585	2107	3183	289	885	1507	3183
MFS Mid Cap Growth Portfolio	1088	1582	2102	3173	288	882	1502	3173
Social Awareness Stock Portfolio	1073	1537	2028	3029	273	837	1428	3029

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

The Universal Institutional Funds, Inc.
Equity and Income Portfolio — Class II	1159	1793	2448	3833	359	1093	1848	3833
Travelers Series Fund Inc.
MFS Total Return Portfolio	1078	1552	2053	3077	278	852	1453	3077
Smith Barney Aggressive Growth Portfolio	1078	1552	2053	3077	278	852	1453	3077
Smith Barney High Income Portfolio	1065	1510	1984	2941	264	810	1384	2941
Smith Barney International All Cap Growth Portfolio	1095	1603	2136	3240	295	903	1536	3240
Smith Barney Large Cap Value Portfolio	1063	1508	1979	2931	263	808	1379	2931
Smith Barney Large Capitalization Growth Portfolio	1075	1543	2038	3048	275	843	1438	3048
Smith Barney Mid Cap Core Portfolio	1085	1573	2087	3144	285	873	1487	3144
Smith Barney Money Market Portfolio	1048	1463	1904	2783	248	763	1304	2783
Travelers Managed Income Portfolio	1064	1510	1984	2941	264	810	1384	2941
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	1089	1585	2107	3183	289	885	1507	3183
Emerging Growth Portfolio Class II Shares	1098	1612	2151	3268	298	912	1551	3268
Growth and Income Portfolio Class II Shares	1091	1591	2117	3202	291	891	1517	3202
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	1085	1573	2087	3144	285	873	1487	3144
Variable Insurance Products Fund
Equity-Income Portfolio — Service Class 2	1078	1552	2053	3077	278	852	1453	3077
Growth Portfolio — Service Class 2	1088	1582	2102	3173	288	882	1502	3173
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	1090	1588	2112	3192	290	888	1512	3192

______________

†	Closed to new investors.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Life & Annuity PrimElite II Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at (888) 556-5412.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your Primerica representative or call (800) 842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

Administrative, Marketing and Support Service Fees. The Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the Contracts.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. Aggregate fees relating to the different Funds may vary in amount and may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from an Underlying Fund’s assets as part of its Total Annual Operating Expenses. The arrangements may vary for each Underlying Fund.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund — Series II	Seeks growth of capital. The Fund normally invests in common stocks of companies that may benefit from new or innovative products, services or processes and those that have above-average long-term earnings growth.	AIM Advisers, Inc.
AIM V.I. Premier Equity Fund — Series II	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	AIM Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance Capital Management LP (“Alliance”)
AllianceBernstein Technology Portfolio — Class B	Seeks growth of capital. The Fund normally invests in companies that use technology extensively in the development of new or improved products or processes.	Alliance
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies located around the world.	Capital Research and Management Co. (“CRM”)
Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies that appear to offer superior opportunities for growth of capital.	CRM
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	CRM
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Templeton Growth Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in equity securities of companies located anywhere in the world, including the U.S. and emerging markets.	Templeton Global Advisors Limited

Funding Option	Investment Objective	Investment Adviser/Subadviser
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long- term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of growth companies that may be new companies or well-established companies.	Oppenheimer Funds, Inc.
Oppenheimer Main Street Fund/VA — Service Shares	Seeks high total return. The Fund normally invests in common stocks of U.S. companies and it may invest in debt securities, as well.	Oppenheimer Funds, Inc.
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares	Seeks reasonable income and capital growth. The Fund normally invests in equity securities believed to be selling at reasonable prices or discounts to their underlying values.	Pioneer Investment Management, Inc. (“Pioneer”)
Pioneer Mid Cap Value VCT Portfolio — Class II Shares	Seeks capital appreciation. The Fund normally invests in the equity securities of mid-size companies.	Pioneer
Putnam Variable Trust
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U.S.	Putnam Investment Management (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	Seeks a balance of growth of capital and income. The Fund is a “fund of funds.” Rather than investing directly in securities, the Fund normally invests in other Smith Barney equity and fixed-income mutual funds.	Travelers Investment Adviser, Inc. (“TIA”)
Select Growth Portfolio	Seeks long-term growth of capital. The Fund is a “fund of funds.” Rather than investing directly in securities, the Fund normally invests in other Smith Barney mutual funds, which are primarily equity funds.	TIA
Select High Growth Portfolio	Seeks capital appreciation. The Fund is a “fund of funds.” Rather than investing directly in securities, the Fund normally invests in other Smith Barney mutual funds, which are primarily fixed-income funds.	TIA
Smith Barney Investment Series
SB Government Portfolio — Class A	Seeks high current return consistent with preservation of capital. The Fund normally invests in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.	SBFM
Smith Barney Growth and Income Portfolio	Seeks reasonable growth and income. The Fund normally invests in equity securities of large U.S companies that provide dividend or interest income.	SBFM

Funding Option	Investment Objective	Investment Adviser/Subadviser
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long term capital growth. The Fund consists of a Large Cap Growth segment, Mid Cap Growth segment and Small Cap Growth segment. All three segments normally invest in equity securities. The Large Cap Growth segment invests in large sized companies. The Mid Cap Growth segment invests in medium sized companies. The Small Cap Growth segment invests in small sized companies.	SBFM
The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation. The Fund normally invests in convertible securities.	Travelers Asset Management International Company LLC (“TAMIC”)
Merrill Lynch Large Cap Core Portfolio†	Seeks long-term capital growth. The Fund normally invests in a diversified portfolio of equity securities of large cap companies located in the United States.	TAMIC Subadviser: Merrill Lynch Investment Managers L.P.
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
Social Awareness Stock Portfolio	Seeks long term capital appreciation and retention of net investment income. The Fund normally invests in equity securities. The Fund seeks companies that meet certain investment criteria and social criteria.	SBFM
The Universal Institutional Funds, Inc.
Equity and Income Portfolio, Class II	Seeks both capital appreciation and current income. The Fund normally invests in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade fixed income securities.	Morgan Stanley
Travelers Series Fund Inc.
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income. The Fund normally invests in equity securities of foreign companies.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks long-term growth of capital. Current income is a secondary objective. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM

Funding Option	Investment Objective	Investment Adviser/Subadviser
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital. The Fund normally invests in equities, or similar securities, of medium sized companies.	SBFM
Smith Barney Money Market Portfolio	Seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price. The Fund normally invests in high quality U.S. short-term debt securities.	SBFM
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital. The Fund normally invests in U.S. corporate debt and U.S. government securities.	TAMIC
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc (“Van Kampen”)
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen
Growth and Income Portfolio Class II Shares	Seeks long-term growth of capital and income. The Fund normally invests in income producing equity securities.	Van Kampen
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.
Variable Insurance Products Fund
Equity-Income Portfolio — Service Class 2	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	Fidelity Management & Research Company (“FMR”)
Growth Portfolio — Service Class 2	Seeks capital appreciation. The Fund normally invests in common stocks believed to have above-average growth potential.	FMR
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

______________

†	Closed to new investors.

FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent other costs of doing business.

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

Years Since Purchase Payment Made
Greater than or equal to	But less than	Withdrawal Charge
0 years	2 years	8%
2 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 + years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any Purchase Payment to which no withdrawal charge applies then

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

(c)	any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

(d)	any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

    due to the death of the Contract Owner or the Annuitant (with no contingent Annuitant surviving)
    if an annuity payout (based on life expectancy) has begun after the first Contract Year due to a minimum distribution under our minimum distribution rules then in effect if the Annuitant is confined to an eligible Nursing Home as described in Appendix D.

Note: Any free withdrawals taken will not reduce Purchase Payments still subject to a withdrawal charge,

Free Withdrawal Allowance

The free withdrawal allowance does not apply to any withdrawals transferred directly to other financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. In addition, if you have enrolled in our systematic withdrawal program and have made an initial Purchase Payment of at least $50,000, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge. (If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. (Note: Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge.) The available free withdrawal amount is 15% of the Contract Value at the end of the previous Contract Year. The free withdrawal amount is not cumulative from year to year.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds;

            (2)   after an annuity payout has begun; or

            (3)   if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.50% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment
Greater than or equal to	But less than	Surrender Charge
0 years	2 years	8%
2 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 + years		0%

Please refer to The Annuity Period for a description of this benefit.

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.25% of the amounts held in each funding option.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

        the total dollar amount being transferred;
        the number of transfers you made within the previous three months;
        whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
        whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the DCA Program) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

  the death benefit will not be payable upon the Annuitant's death the Contingent Annuitant becomes the Annuitant
  all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuance (“Death Report Date”). Any applicable premium tax, outstanding loans or withdrawals not previously deducted will be subtracted from any death benefit values.

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to “Annuitant” with “owner.”

Death Proceeds before the Maturity Date

Age on Contract Date	Death Benefit
If the Annuitant was younger than age 75 on the
Contract Date, the death benefit will be the
greatest of:
If the Annuitant was between the age
of 75 and 80 on the Contract Date, the death
benefit will be the greater of:
  the Contract Value on the Death Report Date
  the total Purchase Payments made under the Contract, less the total amount of any withdrawals or the step-up value, if any, as described below.
  the Contract Value on the Death Report Date or
  total Purchase Payments made under the Contract less the total amount of any withdrawals

  Where the Annuitant was younger than age 75 on the Contract Date. The step-up value will initially equal the Contract Value on the first Contract Date. On each subsequent Contract Date anniversary that occurs before the Annuitant’s 76th birthday and before the Annuitant’s death, if the Contract Value is greater than the step-up value, the step-up value will be increased to equal the Contract Value on that date. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. Whenever a Purchase Payment is made, the step-up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the step-up value will be reduced by a partial surrender reduction as described below. The only changes made to the step-up value on or after the Annuitant’s 76th birthday will be those related to additional Purchase Payments or partial withdrawals as described above.

  Partial Surrender Reduction. If you make a withdrawal we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender.

  For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

              50,000 X (10,000/55,000) = 9,090

  Your new step-up value would be 50,000-9,090, or $40,910.

  The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, we would reduce the step-up value as follows:

              50,000 X (10,000/30,000) = 16,666

  Your new step-up value would be 50,000-16,666, or $33,334.

  Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.)

  The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

  If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

  If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

  The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

  The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

  For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

              50,000 X (10,000/55,000) = 9,090

  You new modified Purchase Payment would be $50,000 — $9,090 = 40,910

  The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

              50,000 X (10,000/30,000) = 16,666

  Your new modified Purchase Payment would be 50,000 — 16,666 = $33,334

  Payment of Proceeds

  We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

  Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Non-spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes

Non-spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the spousal beneficiary elects to continue the Contract.	Yes

Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the spouse elects to continue the contract. A spouse who is not the beneficiary may decline to receive the proceeds or to continue the Contract and instruct the Company to pay the beneficiary.	Yes
Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.

		Or, if there is a Contingent Annuitant, then the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a non-natural entity/trust)	The beneficiary (ies), or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

  Qualified Contracts

Before the Maturity Date, Upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply (See * Above)

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

  ______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

  Spousal Contract Continuance (nonqualified contracts only — does not apply if a non-spouse is a joint owner)

  Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

  If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

  Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

  Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

  If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to “stretch” the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

  If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

  The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      transfer ownership
      take a loan
      make additional Purchase Payments

  The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. The E.S.P. option is not available to beneficiaries who have continued the Contract under this provision; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

  Planned Death Benefit

  You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      through an annuity for life or a period that does not exceed the beneficiary’s life expectancy; or
      under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

  You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

  Death Proceeds after the Maturity Date

  If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

  THE ANNUITY PERIOD

  Maturity Date

  Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income plans (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

  You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.)

  At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

  Allocation of Annuity

  You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

  Variable Annuity

  You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

  Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

  The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

  Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

  Fixed Annuity

  You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

  PAYMENT OPTIONS

  Election of Options

  While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

  During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

  The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

  On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

  Annuity Options

  Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

  Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

  Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

  Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

  Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

  Option 5 — Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

  Option 6 — Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

  Variable Liquidity Benefit

  This benefit is only offered with the Payments for a Fixed Period without Life Contingency variable annuity option.

  At any time after annuitization and before death, you may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

  MISCELLANEOUS CONTRACT PROVISIONS

  Right to Return

  You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

  If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

  We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different or shorter period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

  Termination

  You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

  Required Reports

  As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

  Suspension of Payments

  The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

  THE SEPARATE ACCOUNTS

  The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account PF and Separate Account PF II, respectively. Both Separate Account PF and

  Separate Account PF II were established on July 30, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

  We hold the assets of Separate Account PF and Separate Account PF II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

  All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

  Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a la rger combined fund.

  Performance Information

  From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

  Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

  Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

  For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

  General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500

  Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

  FEDERAL TAX CONSIDERATIONS

  The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

  General Taxation of Annuities

  Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (“Code”) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

  Tax-Free Exchanges: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

  Types of Contracts: Qualified and Nonqualified

  Qualified Annuity Contracts

  If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to qualified annuity contracts will be subject t o minimum distribution rules as provided by the Code and described below.

  Taxation of Qualified Annuity Contracts

  Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

  Mandatory Distributions for Qualified Plans

  Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

  Minimum Distributions for Beneficiaries: When a death benefit becomes due upon the death of the owner and/or annuitant, a lump sum may be taken, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death, or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

  Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

  Nonqualified Annuity Contracts

  If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

  As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

  If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

  If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

  Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

  Diversification Requirements for Variable Annuities

  The Code requires that any nonqualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Nonqualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

  Ownership of the Investments

  In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

  Taxation of Death Benefit Proceeds

  Amounts may be distributed from a nonqualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

  Other Tax Considerations

  Treatment of Charges for Optional Death Benefits

  The Contract may provide one or more optional enhanced death benefits that in some cases may exceed the greater of purchase price or the contract value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced death benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

  Penalty Tax for Premature Distributions

  For both qualified and nonqualified Contracts, taxable distributions taken before the contract owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

  Puerto Rico Tax Considerations

  The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

  Non-Resident Aliens

  Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the contract owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

  OTHER INFORMATION

  The Insurance Companies

  Please refer to your Contract to determine which Company issued your Contract.

  The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

  The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

  Financial Statements

  The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

  Distribution of Variable Annuity Contracts

  Distribution and Principal Underwriting Agreement. Travelers Distribution LLC (“TDLLC”) serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

  TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (“NASD”). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

  The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

  Compensation. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

  The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and 2% annually of average account value (if asset based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

  Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washingto n Square Securities and PrimeVest Financial Services), Morgan Stanley, Merrill Lynch, NFP Securities, Inc., Piper Jaffray, Primerica Financial Services, Inc., Prudential Securities, and Citigroup Global Markets. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

  The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

  Conformity with State and Federal Laws

  The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

  Voting Rights

  The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

  Legal Proceedings and Opinions

  Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

  There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

  APPENDIX A — CONDENSED FINANCIAL INFORMATION

  THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
  Accumulation Unit Values (in dollars)

  The following tables provide the Accumulation Unit Value information for the variable charge of 1.65% = Without E.S.P. and the variable charge of 1.90% = With E.S.P.

  1.50 M&E, 0.15 Adm = 1.65% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series II (7/02)	2002	1.000	0.742	4,254

AIM V.I. Premier Equity Fund — Series II (10/02)	2002	1.000	0.684	—

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (3/02)	2002	1.000	0.678	—

Technology Portfolio — Class B (5/02)	2002	1.000	0.563	18,093

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.868	91,338

Templeton Growth Securities Fund — Class 2 (5/02)	2002	1.000	0.800	84,385

Greenwich Street Series Fund
Appreciation Portfolio (2/02)	2002	1.017	0.825	631,993
	2001	1.000	1.017	—

Fundamental Value Portfolio (2/02)	2002	1.016	0.787	1,187,609
	2001	1.000	1.016	—

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares (4/02)	2002	1.000	0.717	69,299

Oppenheimer Main Street Growth & Income Fund/VA — Service Shares (7/02)	2002	1.000	0.795	13,819

Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares (7/02)	2002	1.000	0.791	35,462

Pioneer Mid-Cap Value VCT Portfolio — Class II Shares (4/02)	2002	1.000	0.875	31,067

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm = 1.65% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (8/02)	2002	1.000	0.807	3,381

Putnam VT Small Cap Value Fund — Class IB Shares (5/02)	2002	1.000	0.808	91,626

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (2/02)	2002	1.012	0.931	472,345
	2001	1.000	1.012	—

Select Growth Portfolio (10/02)	2002	1.011	0.815	11,828
	2001	1.000	1.011	—

Select High Growth Portfolio (5/02)	2002	1.009	0.756	643
	2001	1.000	1.009	—

Smith Barney Investment Series
SB Government Portfolio — Class A (2/02)	2002	1.011	1.073	1,077,507
	2001	1.000	1.011	—

Smith Barney Growth and Income Portfolio (3/02)	2002	1.016	0.778	89,169
	2001	1.000	1.016	—

Smith Barney Large Cap Core Portfolio (2/02)	2002	1.009	0.734	93,979
	2001	1.000	1.009	—

Smith Barney Premier Selections All Cap Growth Portfolio (1/00)	2002	1.007	0.725	—
	2001	1.000	1.007	—

The Travelers Series Trust
Convertible Securities Portfolio (3/02)	2002	1.000	0.918	22,585

Merrill Lynch Large Cap Core Portfolio (2/02)	2002	1.020	0.751	5,783
	2001	1.000	1.020	—

MFS Mid Cap Growth Portfolio (4/02)	2002	1.031	0.519	135,394
	2001	1.000	1.031	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm = 1.65% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Social Awareness Stock Portfolio (4/02)	2002	1.010	0.747	216,899
	2001	1.000	1.010	—

Travelers Series Fund Inc.
MFS Total Return Portfolio (2/02)	2002	1.023	0.953	433,848
	2001	1.000	1.023	—

Smith Barney Aggressive Growth Portfolio (2/02)	2002	1.001	0.663	1,431,257
	2001	1.000	1.001	—

Smith Barney High Income Portfolio (2/02)	2002	1.004	0.956	120,648
	2001	1.000	1.004	—

Smith Barney International All Cap Growth Portfolio (2/02)	2002	0.997	0.729	53,764
	2001	1.000	0.997	—

Smith Barney Large Cap Value Portfolio (5/02)	2002	1.027	0.753	16,251
	2001	1.000	1.027	—

Smith Barney Large Capitalization Growth Portfolio (5/02)	2002	0.995	0.736	30,375
	2001	1.000	0.995	—

Smith Barney Mid Cap Core Portfolio (2/02)	2002	1.027	0.817	50,575
	2001	1.000	1.027	—

Smith Barney Money Market Portfolio (3/02)	2002	1.000	0.996	700,234

Travelers Managed Income Portfolio (3/02)	2002	1.000	1.009	184,893

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (2/02)	2002	1.020	0.808	751,345
	2001	1.000	1.020	—

Emerging Growth Portfolio — Class II Shares (2/02)	2002	1.000	0.662	735,236

Growth and Income Portfolio — Class II Shares (3/02)	2002	1.019	0.854	349,540
	2001	1.000	1.019	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm = 1.65% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (3/02)	2002	1.014	0.742	16,830
	2001	1.000	1.014	—

Variable Insurance Products Fund
Equity — Income Portfolio — Service Class 2 (2/02)	2002	1.000	0.814	—

Growth Portfolio — Service Class 2 (7/02)	2002	1.000	0.681	33,149

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (4/02)	2002	1.000	0.892	39,776

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series II (7/02)	2002	1.000	0.740	—

AIM V.I. Premier Equity Fund — Series II (10/02)	2002	1.000	0.682	35,524

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (3/02)	2002	1.000	0.677	1,910

Technology Portfolio — Class B (5/02)	2002	1.000	0.561	—

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.866	6,924

Templeton Growth Securities Fund — Class 2 (5/02)	2002	1.000	0.798	—

Greenwich Street Series Fund
Appreciation Portfolio (2/02)	2002	1.017	0.823	150,730
	2001	1.000	1.017	—

Fundamental Value Portfolio (2/02)	2002	1.016	0.785	96,176
	2001	1.000	1.016	—

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares (4/02)	2002	1.000	0.715	—

Oppenheimer Main Street Growth & Income Fund/VA — Service Shares (7/02)	2002	1.000	0.793	11,239

Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares (7/02)	2002	1.000	0.789	—

Pioneer Mid-Cap Value VCT Portfolio — Class II Shares (4/02)	2002	1.000	0.873	19,890

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (8/02)	2002	1.000	0.805	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam VT Small Cap Value Fund — Class IB Shares (5/02)	2002	1.000	0.806	30,261

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (2/02)	2002	1.012	0.929	3,316
	2001	1.000	1.012	—

Select Growth Portfolio (10/02)	2002	1.011	0.813	2,444
	2001	1.000	1.011	—

Select High Growth Portfolio (5/02)	2002	1.008	0.755	—
	2001	1.000	1.008	—

Smith Barney Investment Series
SB Government Portfolio — Class A (2/02)	2002	1.011	1.071	185,573
	2001	1.000	1.011	—

Smith Barney Growth and Income Portfolio (3/02)	2002	1.016	0.776	2,505
	2001	1.000	1.016	—

Smith Barney Large Cap Core Portfolio (2/02)	2002	1.009	0.732	186,448
	2001	1.000	1.009	—

Smith Barney Premier Selections All Cap Growth Portfolio (1/00)	2002	1.007	0.723	—
	2001	1.000	1.007	—

The Travelers Series Trust
Convertible Securities Portfolio (3/02)	2002	1.000	0.916	—

Merrill Lynch Large Cap Core Portfolio (2/02)	2002	1.020	0.749	6,523
	2001	1.000	1.020	—

MFS Mid Cap Growth Portfolio (4/02)	2002	1.031	0.517	—
	2001	1.000	1.031	—

Social Awareness Stock Portfolio (4/02)	2002	1.010	0.745	8,238
	2001	1.000	1.010	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
MFS Total Return Portfolio (2/02)	2002	1.023	0.951	42,663
	2001	1.000	1.023	—

Smith Barney Aggressive Growth Portfolio (2/02)	2002	1.001	0.661	216,871
	2001	1.000	1.001	—

Smith Barney High Income Portfolio (2/02)	2002	1.004	0.953	21,504
	2001	1.000	1.004	—

Smith Barney International All Cap Growth Portfolio (2/02)	2002	1.000	0.727	16,692
	2002	0.997	1.000	—

Smith Barney Large Cap Value Portfolio (5/02)	2002	1.027	0.751	—
	2001	1.000	1.027	—

Smith Barney Large Capitalization Growth Portfolio (5/02)	2002	0.995	0.734	3,932
	2001	1.000	0.995	—

Smith Barney Mid Cap Core Portfolio (2/02)	2002	1.027	0.815	7,852
	2001	1.000	1.027	—

Smith Barney Money Market Portfolio (3/02)	2002	1.000	0.994	14,481

Travelers Managed Income Portfolio (3/02)	2002	1.000	1.007	5,025

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (2/02)	2002	1.020	0.806	155,076
	2001	1.000	1.020	—

Emerging Growth Portfolio — Class II Shares (2/02)	2002	1.000	0.660	99,270

Growth and Income Portfolio — Class II Shares (3/02)	2002	1.019	0.852	144,121
	2001	1.000	1.019	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (3/02)	2002	1.014	0.740	—
	2001	1.000	1.014	—

Variable Insurance Products Fund
Equity — Income Portfolio — Service Class 2 (2/02)	2002	1.000	0.812	2,133

Growth Portfolio — Service Class 2 (7/02)	2002	1.000	0.680	—

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (4/02)	2002	1.000	0.889	26,016

  Notes

  The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

  The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

  Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

  “Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

  APPENDIX B — CONDENSED FINANCIAL INFORMATION

  THE TRAVELERS PF II FOR VARIABLE ANNUITIES
  Accumulation Unit Values (in dollars)

  The following tables provide the Accumulation Unit Value information for the variable charge of 1.65% = Without E.S.P. and the variable charge of 1.90% = With E.S.P.

  1.50 M&E, 0.15 Adm = 1.65% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series II (1/02)	2002	1.000	0.742	381,270

AIM V.I. Premier Equity Fund — Series II (1/02)	2002	1.000	0.684	607,232

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (1/02)	2002	1.000	0.678	319,132

Technology Portfolio — Class B (1/02)	2002	1.000	0.563	267,834

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (1/02)	2002	1.000	0.868	1,962,284

Templeton Growth Securities Fund — Class 2 (1/02)	2002	1.000	0.800	2,095,522

Greenwich Street Series Fund
Appreciation Portfolio (2/02)	2002	1.017	0.825	35,777,863
	2001	1.000	1.017	—

Fundamental Value Portfolio (2/02)	2002	1.016	0.787	51,708,377
	2001	1.000	1.016	—

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares (1/02)	2002	1.000	0.717	1,764,279

Oppenheimer Main Street Growth & Income Fund/VA — Service Shares (1/02)	2002	1.000	0.795	2,403,025

Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares (1/02)	2002	1.000	0.791	639,742

Pioneer Mid-Cap Value VCT Portfolio — Class II Shares (1/02)	2002	1.000	0.875	1,786,015

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm = 1.65% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (1/02)	2002	1.000	0.807	922,947

Putnam VT Small Cap Value Fund — Class IB Shares (1/02)	2002	1.000	0.808	1,871,036

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (2/02)	2002	1.012	0.931	9,889,468
	2001	1.000	1.012	—

Select Growth Portfolio (2/02)	2002	1.011	0.815	2,042,002
	2001	1.000	1.011	—

Select High Growth Portfolio (3/02)	2002	1.009	0.756	466,499
	2001	1.000	1.009	—

Smith Barney Investment Series
SB Government Portfolio — Class A (2/02)	2002	1.011	1.073	36,659,033
	2001	1.000	1.011	—

Smith Barney Growth and Income Portfolio (2/02)	2002	1.016	0.778	8,370,704
	2001	1.000	1.016	—

Smith Barney Large Cap Core Portfolio (2/02)	2002	1.009	0.734	8,588,329
	2001	1.000	1.009	—

Smith Barney Premier Selections All Cap Growth Portfolio (2/02)	2002	1.007	0.725	388,569
	2001	1.000	1.007	—

The Travelers Series Trust
Convertible Securities Portfolio (1/02)	2002	1.000	0.918	3,886,675

Merrill Lynch Large Cap Core Portfolio (2/02)	2002	1.020	0.751	2,035,876
	2001	1.000	1.020	—

MFS Mid Cap Growth Portfolio (2/02)	2002	1.031	0.519	2,513,043
	2001	1.000	1.031	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm = 1.65% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Social Awareness Stock Portfolio (2/02)	2002	1.010	0.747	3,231,899
	2001	1.000	1.010	—

Travelers Series Fund Inc.
MFS Total Return Portfolio (2/02)	2002	1.023	0.953	20,349,095
	2001	1.000	1.023	—

Smith Barney Aggressive Growth Portfolio (2/02)	2002	1.001	0.663	53,566,170
	2001	1.000	1.001	—

Smith Barney High Income Portfolio (2/02)	2002	1.004	0.956	5,535,785
	2001	1.000	1.004	—

Smith Barney International All Cap Growth Portfolio (2/02)	2002	0.997	0.729	2,163,754
	2001	1.000	0.997	—

Smith Barney Large Cap Value Portfolio (2/02)	2002	1.027	0.753	1,545,399
	2001	1.000	1.027	—

Smith Barney Large Capitalization Growth Portfolio (2/02)	2002	0.995	0.736	3,199,210
	2001	1.000	0.995	—

Smith Barney Mid Cap Core Portfolio (2/02)	2002	1.027	0.817	7,958,407
	2001	1.000	1.027	—

Smith Barney Money Market Portfolio (2/02)	2002	1.000	0.996	27,866,936

Travelers Managed Income Portfolio (1/02)	2002	1.000	1.009	8,413,347

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (2/02)	2002	1.020	0.808	24,650,743
	2001	1.000	1.020	—

Emerging Growth Portfolio — Class II Shares (2/02)	2002	1.000	0.662	9,580,394

Growth and Income Portfolio — Class II Shares (2/02)	2002	1.019	0.854	18,418,400
	2001	1.000	1.019	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm = 1.65% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (2/02)	2002	1.014	0.742	1,595,685
	2001	1.000	1.014	—

Variable Insurance Products Fund
Equity — Income Portfolio — Service Class 2 (1/02)	2002	1.000	0.814	1,858,184

Growth Portfolio — Service Class 2 (1/02)	2002	1.000	0.681	868,137

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (1/02)	2002	1.000	0.892	1,430,300

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series II (1/02)	2002	1.000	0.740	36,499

AIM V.I. Premier Equity Fund — Series II (1/02)	2002	1.000	0.682	46,815

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (1/02)	2002	1.000	0.677	37,120

Technology Portfolio — Class B (1/02)	2002	1.000	0.561	91,138

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (1/02)	2002	1.000	0.866	236,332

Templeton Growth Securities Fund — Class 2 (1/02)	2002	1.000	0.798	308,000

Greenwich Street Series Fund
Appreciation Portfolio (2/02)	2002	1.017	0.823	4,867,753
	2001	1.000	1.017	—

Fundamental Value Portfolio (2/02)	2002	1.016	0.785	6,510,825
	2001	1.000	1.016	—

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares (1/02)	2002	1.000	0.715	250,885

Oppenheimer Main Street Growth & Income Fund/VA — Service Shares (1/02)	2002	1.000	0.793	204,337

Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares (1/02)	2002	1.000	0.789	137,457

Pioneer Mid-Cap Value VCT Portfolio — Class II Shares (1/02)	2002	1.000	0.873	166,486

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (1/02)	2002	1.000	0.805	117,321

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam VT Small Cap Value Fund — Class IB Shares (1/02)	2002	1.000	0.806	200,289

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (2/02)	2002	1.012	0.929	2,347,467
	2001	1.000	1.012	—

Select Growth Portfolio (2/02)	2002	1.011	0.813	628,983
	2001	1.000	1.011	—

Select High Growth Portfolio (3/02)	2002	1.008	0.755	258,874
	2001	1.000	1.008	—

Smith Barney Investment Series
SB Government Portfolio — Class A (2/02)	2002	1.011	1.071	3,801,561
	2001	1.000	1.011	—

Smith Barney Growth and Income Portfolio (2/02)	2002	1.016	0.776	904,823
	2001	1.000	1.016	—

Smith Barney Large Cap Core Portfolio (2/02)	2002	1.009	0.732	864,150
	2001	1.000	1.009	—

Smith Barney Premier Selections All Cap Growth Portfolio (2/02)	2002	1.007	0.723	65,709
	2001	1.000	1.007	—

The Travelers Series Trust
Convertible Securities Portfolio (1/02)	2002	1.000	0.916	212,419

Merrill Lynch Large Cap Core Portfolio (2/02)	2002	1.020	0.749	162,046
	2001	1.000	1.020	—

MFS Mid Cap Growth Portfolio (2/02)	2002	1.031	0.517	413,979
	2001	1.000	1.031	—

Social Awareness Stock Portfolio (2/02)	2002	1.010	0.745	378,685
	2001	1.000	1.010	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
MFS Total Return Portfolio (2/02)	2002	1.023	0.951	1,656,799
	2001	1.000	1.023	—

Smith Barney Aggressive Growth Portfolio (2/02)	2002	1.001	0.661	6,443,339
	2001	1.000	1.001	—

Smith Barney High Income Portfolio (2/02)	2002	1.004	0.953	867,832
	2001	1.000	1.004	—

Smith Barney International All Cap Growth Portfolio (2/02)	2002	1.000	0.727	444,810
	2002	0.997	1.000	—

Smith Barney Large Cap Value Portfolio (2/02)	2002	1.027	0.751	342,080
	2001	1.000	1.027	—

Smith Barney Large Capitalization Growth Portfolio (2/02)	2002	0.995	0.734	468,934
	2001	1.000	0.995	—

Smith Barney Mid Cap Core Portfolio (2/02)	2002	1.027	0.815	996,513
	2001	1.000	1.027	—

Smith Barney Money Market Portfolio (2/02)	2002	1.000	0.994	3,630,924

Travelers Managed Income Portfolio (1/02)	2002	1.000	1.007	892,590

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (2/02)	2002	1.020	0.806	2,909,821
	2001	1.000	1.020	—

Emerging Growth Portfolio — Class II Shares (2/02)	2002	1.000	0.660	1,495,362

Growth and Income Portfolio — Class II Shares (2/02)	2002	1.019	0.852	2,434,809
	2001	1.000	1.019	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (2/02)	2002	1.014	0.740	262,012
	2001	1.000	1.014	—

Variable Insurance Products Fund
Equity — Income Portfolio — Service Class 2 (1/02)	2002	1.000	0.812	290,414

Growth Portfolio — Service Class 2 (1/02)	2002	1.000	0.680	239,307

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (1/02)	2002	1.000	0.889	183,898

  Notes

  The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

  The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

  Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

  “Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

  APPENDIX C

  THE FIXED ACCOUNT

  The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

  The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

  Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

  We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

  Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

  Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

  We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

  Transfers

  You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

  C-1

  APPENDIX D

  WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

  (This waiver is not available if the Owner is age 71
  or older on the date the Contract is issued.)

  If, after the first Contract Year and before the Maturity Date, the owner begins confinement in an Eligible Nursing Home, and remains confined for the qualifying period, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

  An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services; and

      (b)   is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

  OR

  Meets all of the following standards:

              (a)   is licensed as a nursing care facility by the state in which it is located;

      (b)   is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c)   provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d)   provides, as a primary function, nursing care and room and board; and charges for these services;

      (e)   provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f)   may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g)   is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

  We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a)   mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b)   the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c)   the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d)   sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e)   drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

  Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

  D-1

  The maximum withdrawal amount for which we will waive the Withdrawal Charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an Eligible Nursing Home begins, less any Purchase Payments made on or after the owner’s 71st birthday.

  Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your contract.

  D-2

  APPENDIX E

  CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

  Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: Travelers LIfe & Annuity Annuity Service Center, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12956S, and The Travelers Life and Annuity Company Statement of Additional Information is printed on Form L-12956-TLACS.

Name:
Address:

  E-1

  THIS PAGE INTENTIONALLY LEFT BLANK.

L-12956	May 1, 2003
(12/03)

                                          SUPPLEMENT DATED DECEMBER 3, 2003 TO THE
                                   TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Life & Annuity PrimElite II Annuity
prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The second paragraph under the Fee Table section is deleted in its entirety. The table is deleted and replaced with the following:

TRANSACTION EXPENSES

       WITHDRAWAL CHARGE.....................................8%(1)
        (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

       TRANSFER CHARGE.......................................$10(2)
       (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................$30(3)

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

             WITHOUT E.S.P.                                  WITH E.S.P.

Mortality & Expense Risk Charge......1.50%    Mortality.&.Expense Risk Charge........1.50%
Administrative Expense Charge........0.15%    Administrative.Expense Charge..........0.15%
                                     -----
  Total Separate Account Charges.....1.65%    E.S.P..Charge..........................0.25%
                                                                                     -----
                                              Total Separate Account Charges.........1.90%

----------
(1)The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 8 years. The charge is as follows:

              YEARS SINCE PURCHASE PAYMENT MADE
          -------------------------------------------
          GREATER THAN OR EQUAL TO      BUT LESS THAN     WITHDRAWAL CHARGE
                   0 years                 2 years               8%
                   2 years                 4 years               7%
                   4 years                 5 years               6%
                   5 years                 6 years               5%
                   6 years                 7 years               4%
                   7 years                 8 years               3%
                  8+ years                                       0%

(2) We do not currently assess the transfer charge.

(3) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

THE VARIABLE FUNDING OPTIONS

The following two paragraphs are added before the short descriptions of the underlying funds:

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. The Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and
TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment

of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the Contracts.

The payments are generally based on a percentage of the average assets of each
Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. Aggregate fees relating to the different
Funds may vary in amount and may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees
(12b-1 fees) that are deducted from an Underlying Fund's assets as part of its
Total Annual Operating Expenses. The arrangements may vary for each Underlying
Fund.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The two paragraphs under "Distribution of Variable Annuity Contracts" are deleted in their entirety and replaced with the following:

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC
("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and
Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford,
Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC
is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the
Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the
Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and
TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and 2% annually of average account value (if asset based compensation is paid to registered representatives). We may also periodically establish commission specials;
however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation

arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage
Capital Corporation, FSC Securities Corporation, Royal Alliance Associates,
Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica
Securities, Inc.), ING Advisors Network (including Financial Network
Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network
Securities, VESTAX Securities, Washington Square Securities and PrimeVest
Financial Services), Morgan Stanley, Merrill Lynch, NFP Securities, Inc., Piper
Jaffray, Primerica Financial Services, Inc., Prudential Securities, and
Citigroup Global Markets. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The
Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company,
Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers,
L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

BENEFICIARY CONTRACT CONTINUANCE

The first paragraph under the Beneficiary Contract Continuance section is deleted in its entirety and replaced with the following:

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death
Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

FEDERAL TAX CONSIDERATIONS

The current section on Federal Tax Considerations is deleted in its entirety and replaced with the following:

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The
Internal Revenue Code ("Code") governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax
Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income
(top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity
Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NONQUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section
403(b), corporate sponsored pension and profit-sharing plans (including 401(k)
plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts
(including earnings) may be withdrawn tax-free. The rights and benefits under a
Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to qualified annuity contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or
Contract. The Contract is available as a vehicle for IRA rollovers and for other
Qualified Contracts. There are special rules which govern the taxation of
Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age
70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your
403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES: When a death benefit becomes due upon the death of the owner and/or annuitant, a lump sum may be taken, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death, or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS
IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NONQUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

As the owner of a nonqualified annuity, you do not receive any tax benefit
(deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs --
either as a withdrawal (distribution made prior to the Maturity Date), or as
Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the
Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to
Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after
April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase
Payments. These withdrawn earnings are includable in your taxable income. (See
Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the
Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity Contracts based on a
Separate Account must meet specific diversification standards. Nonqualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified.
Final tax regulations define how Separate Accounts must be diversified. The
Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract
Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for
Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.
There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a nonqualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL DEATH BENEFITS

The Contract may provide one or more optional enhanced death benefits that in some cases may exceed the greater of purchase price or the contract value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced death benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both qualified and nonqualified Contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10%
additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from nonqualified annuity contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto
Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto
Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser

regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the contract owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty.
NRAs should seek guidance from a tax adviser regarding their personal situation.

EXAMPLES

The current table of examples of maximum fund charges is deleted in its entirety and replaced with the following:

                                        IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                               END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN:
                                      -------------------------------------- -----------------------------------------
FUNDING OPTION                        1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                      ------- --------- ---------- --------- --------- --------- ---------- ----------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Capital Appreciation
     Fund--Series II................   1105     1632      2185       3334      305       932       1585       3334
   AIM V.I. Premier Equity Fund--
     Series II......................   1105     1632      2185       3334      305       932       1585       3334
ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Premier Growth
     Portfolio-- Class B............   1126     1694      2286       3528      326       994       1686       3528
   AllianceBernstein Technology
     Portfolio-- Class B............   1140     1738      2358       3664      340       1038      1758       3664
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2
     Shares.........................   1091     1591      2117       3202      291       891       1517       3202
   Growth Fund-- Class 2 Shares.....   1060     1499      1964       2902      260       799       1364       2902
   Growth-Income Fund -- Class 2
     Shares.........................   1055     1484      1939       2853      255       784       1339       2853
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities Fund --
     Class 2 Shares.................   1101     1620      2166       3296      301       920       1566       3296
   Templeton Growth Securities Fund
    -- Class 2 Shares...............   1107     1638      2195       3352      307       938       1595       3352
GREENWICH STREET SERIES FUND
   Appreciation Portfolio...........   1072     1534      2023       3019      272       834       1423       3019
   Fundamental Value Portfolio......   1073     1537      2028       3029      273       837       1428       3029
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation
     Fund/VA-- Service Shares.......   1076     1546      2042       3056      276       846       1442       3056
   Oppenheimer Main Street Fund/VA
    -- Service Shares...............   1079     1555      2058       3087      279       855       1459       3087
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Fund VCT Portfolio --
     Class II Shares................   1101     1620      2166       3296      301       920       1566       3296
   Pioneer Mid Cap Value VCT
     Portfolio-- Class II Shares....   1102     1623      2170       3306      302       923       1570       3306

                                        IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                               END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN:
                                      -------------------------------------- -----------------------------------------
FUNDING OPTION                        1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                      ------- --------- ---------- --------- --------- --------- ---------- ----------
PUTNAM VARIABLE TRUST
   Putnam VT International Equity
     Fund-- Class IB Shares.........   1119     1674      2253       3464      319       974       1653       3464
   Putnam VT Small Cap Value Fund--
     Class IB Shares................   1112     1653      2219       3399      312       953       1619       3399
SMITH BARNEY ALLOCATION SERIES INC.
   Select Balanced Portfolio........   1100     1618      2161       3287      300       918       1561       3287
   Select Growth Portfolio..........   1109     1644      2204       3371      309       944       1604       3371
   Select High Growth Portfolio.....   1114     1659      2229       3418      314       959       1629       3402
SMITH BARNEY INVESTMENT SERIES
   SB Government Portfolio - Class A   1095     1603      2136       3240      295       903       1536       3240
   Smith Barney Growth and Income
     Portfolio......................   1104     1629      2180       3324      304       929       1580       3324
   Smith Barney Large Cap Core
     Portfolio......................   1088     1582      2102       3173      288       882       1502       3173
   Smith Barney Premier Selections
     All Cap Growth Portfolio.......   1106     1635      2190       3343      306       935       1590       3343
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio.   1076     1546      2043       3058      276       846       1443       3058
   Merrill Lynch Large Cap Core
     Portfolio (f/k/a MFS Research
     Portfolio)+....................   1089     1585      2107       3183      289       885       1507       3183
   MFS Mid Cap Growth Portfolio.....   1088     1582      2102       3173      288       882       1502       3173
   Social Awareness Stock Portfolio.   1073     1537      2028       3029      273       837       1428       3029
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
   Equity and Income Portfolio,
     Class II......................    1159      1793      2448      3833       359      1093      1848       3833
 TRAVELERS SERIES FUND INC.
   MFS Total Return Portfolio......    1078      1552      2053      3077       278       852      1453       3077
   Smith Barney Aggressive Growth
     Portfolio.....................    1078      1552      2053      3077       278       852      1453       3077
   Smith Barney High Income
     Portfolio.....................    1065      1510      1984      2941       264       810      1384       2941
   Smith Barney International All
     Cap Growth Portfolio..........    1095      1603      2136      3240       295       903      1536       3240
   Smith Barney Large Cap Value
     Portfolio.....................    1063      1508      1979      2931       263       808      1379       2931
   Smith Barney Large
     Capitalization Growth
     Portfolio.....................    1075      1543      2038      3048       275       843      1438       3048
   Smith Barney Mid Cap Core
     Portfolio.....................    1085      1573      2087      3144       285       873      1487       3144
   Smith Barney Money Market
     Portfolio.....................    1048      1463      1904      2783       248       763      1304       2783
   Travelers Managed Income
     Portfolio.....................    1064      1510      1984      2941       264       810      1384       2941
 VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II
     Shares........................    1089      1585      2107      3183       289       885      1507       3183
   Emerging Growth Portfolio Class
     II Shares.....................    1098      1612      2151      3268       298       912      1551       3268
   Growth and Income Portfolio
     Class II Shares...............    1091      1591      2117      3202       291       891      1517       3202
 VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth
     Opportunities Portfolio.......    1085      1573      2087      3144       285       873      1487       3144
 VARIABLE INSURANCE PRODUCTS FUND
   Equity-Income Portfolio --
     Service Class 2...............    1078      1552      2053      3077       278       852      1453       3077

                                        IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                               END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN:
                                      -------------------------------------- -----------------------------------------
FUNDING OPTION                        1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                      ------- --------- ---------- --------- --------- --------- ---------- ----------
   Growth Portfolio-- Service
     Class 2.......................    1088      1582      2102      3173       288       882      1502       3173
VARIABLE INSURANCE PRODUCTS FUND
III
   Mid Cap Portfolio -- Service
     Class 2.......................    1090      1588      2112      3192       290       888      1512       3192

----------
+     Closed to new investors.

December 2003                                                           L-23083